Statement of Convertible Preferred Stock and Stockholders' Deficit (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 Series A2 convertible preferred stock [Member]	Dec. 31, 2012 Series A3 Convertible Preferred Stock [Member]	Dec. 31, 2012 Minimum [Member] Common Stock [Member]	Dec. 31, 2011 Minimum [Member] Common Stock [Member]	Dec. 31, 2010 Minimum [Member] Common Stock [Member]	Dec. 31, 2012 Maximum [Member] Common Stock [Member]	Dec. 31, 2011 Maximum [Member] Common Stock [Member]	Dec. 31, 2010 Maximum [Member] Common Stock [Member]
Convertible preferred stock issued, price per share	$ 22.76	$ 26.2	$ 1.23	$ 1.23	$ 1.23	$ 6.89	$ 7.14	$ 7.14
Convertible preferred stock issued, issuance costs	$ 49	$ 35
Convertible preferred stock issued, fair value adjustment	$ 2,992	$ 3,146